CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Oct. 02, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, shares authorized		50,000,000	50,000,000	50,000,000
Common shares, shares issued		3,283,000	2,875,000	2,875,000
Common shares, shares outstanding		3,283,000	2,875,000	2,875,000
BCP QUALTEK HOLDCO, LLC
Preferred Stock, Shares Authorized			25,000	25,000
Preferred Stock, Shares Issued			25,000	25,000
Preferred Stock, Shares Outstanding			25,000	25,000
Preferred Stock, Liquidation Preference Value			$ 29,029
Common Stock A | BCP QUALTEK HOLDCO, LLC
Common shares, shares authorized	2,223,555		2,005,824	2,005,824
Common shares, shares issued	2,223,555		2,005,824	2,005,824
Common shares, shares outstanding	2,223,555		2,005,824	2,005,824